Ordinary Shares - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥)	Nov. 18, 2021 USD ($)
Class of Stock [Line Items]
Ordinary shares, shares issued	483,398,100	483,398,100	492,742,468
Ordinary shares, shares outstanding	483,398,100	483,398,100	492,742,468
Stock repurchased during period value | ¥	¥ 633,799		¥ 719,133	¥ 31,204
Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Stock repurchased during period shares	26,907,532	26,907,532
Stock repurchased during period value	¥ 1,384,140	$ 200,000
American Depositary Shares [Member]
Class of Stock [Line Items]
Stock repurchased during period shares	6,726,883	6,726,883
Treasury stock reserved for future issuance	2,000,000	2,000,000
Treasury stock reissued	229,508	229,508
American Depositary Shares [Member] | Share Repurchase Program [Member]
Class of Stock [Line Items]
Amount of stock repurchase plan authorized | $					$ 200,000